INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	28.20%	(76.20%)	(0.90%)
Research and development bonus deduction	(10.80%)	(12.90%)	0.70%
Non-deductible shared expenses from discontinued operations	114.90%
Non-deductible selling, general and administrative expenses
Non-deductible expenses	1.60%	(1.90%)
Tax impact of investment loss		90.60%
Preferential tax rates	17.30%	21.00%	(14.40%)
Tax effect of expired tax attribute carryforwards	15.60%
Change of tax rates	(0.20%)	(1.50%)	(5.20%)
Change in valuation allowance	(246.90%)	43.50%	(34.80%)
Actual income tax expense	(55.30%)	87.60%	(29.60%)